UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-04813

Dreyfus Investment Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	9/30/13

The following N-CSR relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-CSR reporting requirements. Separate N-CSR Forms will be filed for those series, as appropriate.

-Dreyfus/The Boston Company Emerging Markets Core Equity Fund

-Dreyfus/The Boston Company Small Cap Growth Fund

-Dreyfus/The Boston Company Small Cap Value Fund

-Dreyfus/The Boston Company Small/Mid Cap Growth Fund

-Dreyfus/Standish Intermediate Tax Exempt Bond Fund

-Dreyfus/Newton International Equity Fund

FORM N-CSR

Item 1.                         Reports to Stockholders.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
17	Financial Highlights
21	Notes to Financial Statements
35	Report of Independent Registered Public Accounting Firm
36	Important Tax Information
37	Board Members Information
39	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus/Newton
International Equity Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

This annual report for Dreyfus/Newton International Equity Fund covers the 12-month period from October 1, 2012, through September 30, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Improving global economic conditions drove developed stock markets higher over much of the reporting period. Europe appeared to put the worst of its sovereign debt and banking crises behind it, and Japan embarked on a new economic course designed to reflate its long-stagnant domestic economy. However, the world’s emerging markets struggled with the effects of local economic slowdowns. As a result, equity market returns varied widely from one country to another over the past 12 months.

We currently expect global economic conditions to continue to improve in 2014, with stronger growth in many developed countries fueled by past and continuing monetary ease. The emerging markets seem poised for moderate economic expansion despite recently negative investor sentiment. In the United States, we anticipate accelerating growth supported by the fading drags of tighter federal fiscal policies and downsizing on the state and local levels. For more information on how these observations may affect your investments, we encourage you to speak with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
October 15, 2013

2

DISCUSSION OF FUND PERFORMANCE

For the period of October 1, 2012, through September 30, 2013, as provided by Paul Markham, Lead Portfolio Manager of Newton Capital Management Limited, Sub-Investment Adviser

Fund and Market Performance Overview

For the 12-month period ended September 30, 2013, Dreyfus/Newton International Equity Fund’s Class A shares produced a total return of 20.24%, Class C shares returned 19.31%, and Class I shares returned 20.62%1 In comparison, the fund’s benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East Index (the “MSCI EAFE Index”), produced a total return of 23.77% for the same period.2 The fund’s Class Y shares produced a total return of 6.29% for the period since its inception of July 1, 2013, through September 30, 2013.

International stock markets rallied over the reporting period amid aggressively accommodative monetary policies throughout the world. The fund produced lower returns than its benchmark, primarily due to shortfalls in the financials and materials sectors.

The Fund’s Investment Approach

The fund normally invests at least 80% of its assets in common stocks, securities convertible into common stocks of foreign companies, and in depositary receipts evidencing ownership in such securities. The process of selecting investments begins with Newton’s core list of global investment themes. These themes are based on observable economic, industrial, or social trends (typically global) that Newton believes will positively or negatively affect certain sectors or industries.The list of themes is discussed and updated on a regular basis. For instance, Newton’s Debt Burden theme asserts that excessive debt is weighing on economic activity, and that the way in which deleveraging occurs is critical to the outlook for economics and financial markets. Elsewhere, Newton’s Net Effects theme focuses upon the opportunities and risks inherent in the growth of information technology networks around the world.

Massive Easing Fueled Equity Markets’ Gains

The reporting period began near the outset of stock market rallies driven by aggressively accommodative monetary policies in many regions, as economic policymakers

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

sought to address various financial crises and stimulate renewed economic growth. Investors were particularly encouraged by the European Central Bank’s efforts to shore up the region’s banking system, newly stimulative fiscal and monetary policies in Japan, and a third round of quantitative easing in the United States. However, China and other emerging markets continued to struggle with moderating economic growth despite their own stimulative monetary policies.

Global economic data continued to show signs of gradual improvement, and stocks in developed markets generally continued to rally, through the spring of 2013. In late May, remarks by Federal Reserve Board chairman Ben Bernanke were widely interpreted as a signal that U.S. monetary policymakers would soon back away from their quantitative easing program. Consequently, global equity markets encountered heightened volatility, and a strengthening U.S. dollar further eroded returns from international investments for U.S. residents. Markets generally stabilized over the summer when investors returned their focus to company and market fundamentals.

Stock Selections Undermined Relative Performance

Although the fund participated to a significant degree in the MSCI EAFE Index’s gains, its relative performance was constrained by disappointing security selections among banks and diversified financial institutions in the financials sector, including Singapore’s Jardine Matheson Holdings, Thailand’s Bangkok Bank, and Japan’s Mitsubishi UFJ Financial Group. In addition, the fund was hurt by underweighted exposure to financial companies, a position we established in light of the opacity of “too big to fail” institutions and uncertainty regarding ongoing regulatory and structural reforms.

In the materials sector, our security selection strategy proved disadvantageous, as gold mining stocks suffered due to operational issues and liquidity challenges, while producers of industrial metals encountered sluggish demand from a slowing Chinese economy.

The fund achieved better relative results from its security selections in other areas. Among healthcare companies, results were bolstered by Japanese medical equipment manufacturer TOPCON, Swiss pharmaceuticals developer Roche Holding, and Thai hospitals operator Bangkok Dusit Medical Services. In the consumer discretionary sector, winners included Chinese home furnishings seller Man Wah Holdings, Japanese automaker Toyota Motor, Japanese discount retailer Don Quijote, and

4

Japanese auto parts manufacturer NGK Spark Plug. Finally, the fund’s investments in the telecommunications services sector fared relatively well due to strong contributions from global wireless carrier and Internet content producer Softbank. In fact, Japan’s Softbank ranked as the fund’s top performer over the reporting period.

During the reporting period, we successfully employed currency forward contracts to manage the risks of adverse movements in currency exchange rates.

Maintaining a Long-Term Perspective

We believe that monetary policymakers’ reliance on quantitative easing is of doubtful value in improving economic activity, as evidenced by fragile recoveries in developed markets and slowing growth in emerging markets. Meanwhile, in our view, these aggressively accommodative policies have created distortions in asset prices. Consequently, we currently expect bouts of heightened volatility in global equity markets.

In this challenging setting, we have continued to emphasize the importance of a long-term perspective, and we have strived to disregard near-term “market noise” in favor of focusing on the long-term trends shaping the investment landscape.

October 15, 2013

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period. Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards and less market liquidity. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid, and difficult to value and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other investments.

1

Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2

SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International Europe,Australasia, Far East (MSCI EAFE) Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries.The Index does not take into account fees and expenses to which the fund is subject. Investors cannot invest directly in any index.

The Fund 5

FUND PERFORMANCE

† Source: Lipper Inc.
†† The total return figures presented for Class A and Class C shares of the fund reflect the performance of the fund’s
Class I shares for the period prior to 3/31/08 (the inception date for Class A and Class C shares), adjusted to reflect the applicable sales load for Class A shares.
The total return figures presented for ClassY shares of the fund reflect the performance of the fund’s Class I shares for the period prior to 7/1/13 (the inception date for ClassY shares).
Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in each of the Class A, Class C, Class I and ClassY shares of
Dreyfus/Newton International Equity Fund on 12/21/05 (inception date) to a $10,000 investment made in the
Morgan Stanley Capital International Europe Australasia Far East Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested.
On April 24, 2013, the Board authorized the fund to offer ClassY shares, as a new class of shares, to certain investors, including certain institutional investors. On July 1, 2013, ClassY shares were offered at net asset value and are not subject to certain fees, including Distribution Plan and Shareholder Services Plan fees.
The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes.The Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.These factors can contribute to the Index potentially outperforming the fund. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
† The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
†† The total return performance figures presented for Class A and Class C shares of the fund reflect the performance of the fund’s Class I shares for the period prior to 3/31/08 (the inception date for Class A and Class C shares), adjusted to reflect the applicable sales load for Class A shares.
The total return performance figures presented for ClassY shares of the fund reflect the performance of the fund’s
Class I shares for the period prior to 7/1/13 (the inception date for ClassY shares).
††† The Index date is based on the life of Class I shares. For comparative purposes, the value of the Index as of the month end 12/31/05 is used as the beginning value on 12/21/05 (the inception date for Class I shares).

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus/Newton International Equity Fund from April 1, 2013 to September 30, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

†	From July 1, 2013 (commencement of initial offering) to September 30, 2013 for ClassY shares.
††	Expenses are equal to the fund’s annualized expense ratio of 1.31% for Class A, 2.10% for Class C and.99%
for Class I, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses are equal to the fund’s annualized expense ratio of .94% for Class Y, multiplied by the average account value over the period, multiplied by 91/365 (to reflect the actual days in the period).
†††	Please note that while ClassY shares commenced operations on July 1, 2013, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability.This projection assumes that annualized expense ratios were in effect during the period April 1, 2013 to September 30, 2013.
††††	Expenses are equal to the fund’s annualized expense ratio of 1.31% for Class A, 2.10% for Class C, .99% for
Class I and .94% for ClassY, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS

September 30, 2013

The Fund 9

STATEMENT OF INVESTMENTS (continued)

10

The Fund 11

STATEMENT OF INVESTMENTS (continued)

ADR—American Depository Receipts
a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

† Based on net assets.
See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2013

See notes to financial statements.

The Fund 13

STATEMENT OF OPERATIONS

Year Ended September 30, 2013

See notes to financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS (continued)

a Effective July 1, 2013, the fund commenced offering ClassY shares.
See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
See notes to financial statements.

18

a Based on average shares outstanding at each month end.
See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)

a	From July 1, 2013 (commencement of initial offering) to September 30, 2013.
b	Based on average shares outstanding.
c	Not annualized.
d	Annualized.
See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus/Newton International Equity Fund (the “fund”) is a separate diversified series of Dreyfus Investment Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series, including the fund.The fund’s investment objective is to seek long-term growth of capital.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Capital Management Limited (“Newton”) serves as the fund’s sub-investment adviser.

At a meeting held on April 24-25, 2013, the Trust’s Board of Trustees (the “Board”) approved, effective July 1, 2013 for the fund to offer Class Y shares.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial services providers (including The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class I shares are offered without a front-end sales charge or CDSC. Class Y shares are sold at net asset value per share to certain investors, including certain institutional

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of September 30, 2013, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the outstanding Class Y shares of the fund.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

22

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered invest-

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

ment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

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The following is a summary of the inputs used as of September 30, 2013 in valuing the fund’s investments:

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified as Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
††† Amount shown represents unrealized appreciation (depreciation) at period end.

At September 30, 2012, no exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended September 30, 2013 were as follows:

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

26

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended September 30, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended September 30, 2013, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended September 30, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At September 30, 2013, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $10,056,282, accumulated capital losses $11,348,310 and unrealized appreciation $118,417,245.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to September 30, 2013. The fund has $6,709,345 of post-enactment short-term capital losses and $4,638,965 of post enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal periods ended September 30, 2013 and September 30, 2012 were as follows: ordinary income $6,602,022 and $10,646,272, and long-term capital gains $0 and $7,137,268, respectively.

During the period ended September 30, 2013, as a result of permanent book to tax differences, primarily due to the tax treatment for foreign currency gains and losses and passive foreign investment companies, the fund increased accumulated undistributed investment income-net by $5,997,849 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

(h) Accounting Pronouncement: In January 2013, FASB issued Accounting Standards Update No. 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, which replaced Accounting Standards Update No. 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods.ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities.ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to enforceable master netting

28

arrangements (“MNA”) or similar agreements. Management is currently evaluating the application of ASU 2013-01 and its impact on the fund’s financial statements.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 10, 2012, the unsecured credit facility with Citibank, N.A. was $225 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended September 30, 2013 was approximately $243,600 with a related weighted average annualized interest rate of 1.14%.

NOTE 3—Investment Advisory Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an investment advisory agreement with Dreyfus, the investment advisory fee is computed at the annual rate of .80% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to a sub-investment advisory agreement between Dreyfus and Newton, Dreyfus pays Newton a monthly fee at an annual percentage rate of the value of the fund’s average daily net assets.

The fund has an Accounting and Administration Agreement (the “Administration Agreement”) with Dreyfus, whereby Dreyfus performs administrative and accounting services for the fund. The fund has agreed to compensate Dreyfus for providing accounting services,

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)

administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities and equipment. The fee is based on the fund’s average daily net assets and computed at the following annual rates: .10% of the first $500 million, .065% of the next $500 million and .02% in excess of $1 billion.

In addition, after applying any expense limitations or fee waivers that reduce the fees paid to Dreyfus for this service, Dreyfus has contractually agreed in writing to waive any remaining fees for this service to the extent that they exceed both Dreyfus’ costs in providing these services and a reasonable allocation of the costs incurred by Dreyfus and its affiliates related to the support and oversight of these services.The fund also reimburses Dreyfus for the out-of-pocket expenses incurred in performing this service for the fund. Pursuant to the Administration Agreement, the fund was charged $161,537 during the period ended September 30, 2013.

During the period ended September 30, 2013, the Distributor retained $2 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended September 30, 2013, Class C shares were charged $5,723 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2013, Class A and Class C

30

shares were charged $20,810 and $1,908, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency services for the fund and cash management services related to fund subscriptions and redemptions. During the period ended September 30, 2013, the fund was charged $2,870 for transfer agency services and $66 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $8.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended September 30, 2013, the fund was charged $159,509 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing certain cash management services related to fund subscriptions and redemptions. During the period ended September 30, 2013, the fund was charged $34 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (continued)

During the period ended September 30, 2013, the fund was charged $9,045 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $351,338, Distribution Plan fees $595, Shareholder Services Plan fees $2,102, custodian fees $52,551, Chief Compliance Officer fees $6,948 and transfer agency fees $128,121.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended September 30, 2013, amounted to $279,098,833 and $255,401,702, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended September 30, 2013 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract

32

is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract.The following summarizes open forward contracts at September 30, 2013:

The Fund 33

NOTES TO FINANCIAL STATEMENTS (continued)

Counterparties:
a	UBS
b	JP Morgan Chase Bank
c	Royal Bank of Scotland
d	Deutsche Bank
e	HSBC

The following summarizes the average market value of derivatives outstanding during the period ended September 30, 2013:

At September 30, 2013, the cost of investments for federal income tax purposes was $423,996,656; accordingly, accumulated net unrealized appreciation on investments was $118,228,975, consisting of $129,764,443 gross unrealized appreciation and $11,535,468 gross unrealized depreciation.

34

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders
Dreyfus Investment Funds

We have audited the accompanying statement of assets and liabilities of Dreyfus/Newton International Equity Fund (the “Fund”), a series of Dreyfus Investment Funds, including the statement of investments, as of September 30, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or period in the five-year period then ended.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus/Newton International Equity Fund as of September 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or period in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
November 27, 2013

The Fund 35

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund elects to provide each shareholder with their portion of the fund’s income sourced from foreign countries and taxes paid from foreign countries.The fund reports the maximum amount allowable but not less than $12,608,754 as income sourced from foreign countries for the fiscal year ended September 30, 2013 in accordance with Section 853(c)(2) of the Internal Revenue Code and also the fund reports the maximum amount allowable but not less than $800,065 as taxes paid from foreign countries for the fiscal year ended September 30, 2013 in accordance with Section 853(a) of the Internal Revenue Code.Where required by federal tax rules, shareholders will receive notification of their proportionate share of foreign sourced income and foreign taxes paid for the 2013 calendar year with Form 1099-DIV which will be mailed in early 2014. Also the fund reports the maximum amount allowable, but not less than $6,602,022 as ordinary income dividends paid during the fiscal year ended September 30, 2013 as qualified dividend income in accordance with Section 854(b)(1)(B) of the Internal Revenue Code.

36

BOARD MEMBERS INFORMATION (Unaudited)

The Fund 37

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

38

OFFICERS OF THE FUND (Unaudited)

The Fund 39

OFFICERS OF THE FUND (Unaudited) (continued)

40

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
20	Statement of Assets and Liabilities
21	Statement of Operations
22	Statement of Changes in Net Assets
24	Financial Highlights
28	Notes to Financial Statements
38	Report of Independent Registered Public Accounting Firm
39	Important Tax Information
40	Board Members Information
42	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus/Standish
Intermediate Tax Exempt
Bond Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

This annual report for Dreyfus/Standish Intermediate Tax Exempt Bond Fund covers the 12-month period from October 1, 2012, through September 30, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The second half of the reporting period produced a relatively challenging environment for most fixed-income securities, as a gradually strengthening U.S. economy and expectations of the Fed tapering its stimulative long-term monetary policies drove longer term interest rates higher and bond prices abruptly lower. Municipal bonds, however, were particularly sensitive to these developments, as the negative effects of rising rates were exacerbated by selling pressure among investors rattled by credit concerns affecting Puerto Rico and Detroit municipality debt issuers.

Overall, we currently expect U.S. economic conditions to continue to improve in 2014, with accelerating growth and credit conditions supported by the fading drags of tighter federal fiscal policies and downsizing on the state and local levels. Moreover, inflation is likely to remain muted, so monetary policy can remain stimulative. Globally, we anticipate stronger growth in developed countries due to past and continuing monetary ease, while emerging markets seem poised for moderate economic expansion despite recently negative investor sentiment. For more information on how these observations may affect your fixed income investments, we encourage you to speak with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
October 15, 2013

DISCUSSION OF FUND PERFORMANCE

For the period of October 1, 2012, through September 30, 2013, as provided by Thomas Casey, Steven Harvey and Christine Todd, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended September 30, 2013, Dreyfus/Standish Intermediate Tax Exempt Bond Fund’s Class A shares produced a total return of –1.10%, Class C shares returned –1.80%, Class I shares returned –0.85%, and Class Y shares returned –0.50%.1 In comparison, the fund’s benchmark, the Barclays 3-, 5-, 7-, 10-Year Municipal Bond Index (the “Index”), provided a total return of –0.40% for the same period.2

Selling pressure stemming from investors’ concerns about actual and anticipated interest rate changes sent the municipal bond market’s returns into negative territory during the reporting period. The fund lagged its benchmark, mainly due to weakness among Puerto Rico municipal bonds and underweighted exposure to escrowed bonds.

The Fund’s Investment Approach

The fund seeks to provide a high level of interest income exempt from federal income tax, while seeking preservation of shareholders’ capital.To pursue this goal, the fund normally invests at least 80% of its assets in municipal bonds that provide income exempt from federal personal income tax.

The fund invests exclusively in fixed-income securities rated, at the time of purchase, investment grade or the unrated equivalent as determined by Dreyfus, with an emphasis on high grade securities.3 The dollar-weighted average effective maturity of the fund’s portfolio generally will be between three and 10 years, but the fund may invest in individual securities of any maturity. We focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting.We select municipal bonds by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market.We actively trade among various sectors, such as pre-refunded, general obligation and revenue bonds, based on their apparent relative values.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Selling Pressure Sparked Declines Among Municipal Bonds

After an extended period of market support, municipal bonds encountered heightened volatility over the first nine months of 2013. The robust investor demand that had characterized much of 2012 failed to rematerialize, sending municipal bond yields higher despite a relatively meager supply of newly issued securities. Yields of U.S. Treasury securities also generally climbed in response to improved economic trends, putting additional pressure on municipal bond prices.

In late May, remarks by Federal Reserve Board (the “Fed”) Chairman Ben Bernanke were widely interpreted as a signal that the central bank would back away from its ongoing quantitative easing program sooner than expected.This development sent longer term interest rates higher, further eroding returns from municipal bonds. In July, a bankruptcy filing by the city of Detroit also intensified selling pressure, and in September, municipal bonds issued by Puerto Rico contributed to market weakness after media reports detailed the U.S. territory’s fiscal and economic problems.Yet, municipal bonds generally rallied over the final weeks of September when the Fed refrained from tapering its quantitative easing program.

Despite the fiscal problems facing Detroit and Puerto Rico, credit conditions continued to improve for most states and municipalities. For example, California received credit-rating upgrades after voters approved a measure to raise certain taxes, and many issuers of revenue bonds have reported solid revenue growth.

Puerto Rico Bonds Dampened Fund Performance

The fund’s returns over the reporting period were undermined by Puerto Rico bonds, which we believe were punished more severely than warranted by their underlying credit fundamentals. In addition, the fund held underweighted exposure to high-quality escrowed bonds, preventing fuller participation in their relatively attractive results.

The fund achieved better results from other strategies. We maintained a conservative interest-rate posture, including a relatively short average duration that helped cushion the brunt of heightened market volatility. From a security selection standpoint, California general obligation bonds and revenue bonds backed by hospitals and airports fared relatively well.

As municipal bond prices fell to more attractive valuations, we began to shift to a more constructive posture, including moving the fund’s focus to securities with 10- to 12-year maturities and increasing its exposure to bonds with A and AA credit ratings. At times during the reporting period, bonds in this credit-quality range provided higher nominal yields than taxable bonds with similar ratings, and we expect their prices to rise as market conditions normalize.

Finding Attractive Values in a Recovering Economy

Although market volatility may persist until the Fed makes its intentions clearer, we believe that improved economic conditions and restored investor demand will help lift municipal bond valuations toward historical norms.Therefore, as of the reporting period’s end, we have continued to emphasize bonds with maturities in the intermediate-term range and credit ratings in the middle of the investment-grade spectrum. In our view, these strategies position the fund appropriately for any upcoming market rebounds.

October 15, 2013

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments of the fund’s other investments.
1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower.
Neither Class I nor ClassY shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable.
The total return figures presented for ClassY shares of the fund reflect the performance since 7/1/13 (the inception date for ClassY shares). Return figures provided reflect the absorption of certain fund expenses by The Dreyfus
Corporation, pursuant to an agreement in effect through July 1, 2014, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 Source: Lipper Inc.
3 The fund may continue to own investment-grade bonds (at the time of purchase), which are subsequently downgraded to below investment grade.

The Fund 5

FUND PERFORMANCE

† Source: Lipper Inc.
†† The total return figures presented for Class A and Class C shares of the fund reflect the performance of the fund’s
Class I shares for the period prior to 3/31/09 (the inception date for Class A and Class C shares), adjusted to reflect the applicable sales load for Class A shares.
The total return figures presented for ClassY shares of the fund reflect the performance of the fund’s Class I shares for the period prior to 7/1/13 (the inception date for ClassY shares).
Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in each of the Class A, Class C, Class I and ClassY shares of
Dreyfus/Standish IntermediateTax Exempt Bond Fund on 9/30/03 to a $10,000 investment made in the Barclays 3-,
5-, 7-, 10-Year Municipal Bond Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested.
On April 24, 2013, the Board authorized the fund to offer ClassY shares, as a new class of shares, to certain investors, including certain institutional investors. On July 1, 2013, ClassY shares were offered at net asset value and are not subject to certain fees, including Distribution Plan and Shareholder Services Plan fees.
The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes.The Index is an equal-weighted composite of the Barclays
3-Year, 5-Year, 7-Year, and 10-Year Municipal Bond indices, each of which is a broad measure of the performance of investment grade, fixed-rate municipal bonds. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.These factors can contribute to the Index potentially outperforming the fund. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
†	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
††	The total return performance figures presented for Class A and Class C shares of the fund reflect the performance of the fund’s Class I shares for the period prior to 3/31/09 (the inception date for Class A and Class C shares), adjusted to reflect the applicable sales load for Class A shares.
The total return performance figures presented for ClassY shares of the fund reflect the performance of the fund’s
Class I shares for the period prior to 7/1/13 (the inception date for ClassY shares).

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus/Standish Intermediate Tax Exempt Bond Fund from April 1, 2013 to September 30, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

†	From July 1, 2013 (commencement of initial offering) to September 30. 2013 for ClassY shares.
††	Expenses are equal to the fund’s annualized expense ratio of .70% for Class A, 1.45% for Class C and.45%
for Class I, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
Expenses are equal to the fund’s annualized expense ratio of .45% for ClassY, multiplied by the average account value over the period, multiplied by 91/365 (to reflect the actual days in the period).
†††	Please note that while ClassY shares commenced operations on July 1, 2013, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability.This projection assumes that annualized expense ratios were in effect during the period April 1, 2013 to September 30, 2013.
††††	Expenses are equal to the fund’s annualized expense ratio of .70% for Class A, 1.45% for Class C, .45% for
Class I and .45% for ClassY, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

September 30, 2013

The Fund 9

STATEMENT OF INVESTMENTS (continued)

The Fund 11

STATEMENT OF INVESTMENTS (continued)

The Fund 13

STATEMENT OF INVESTMENTS (continued)

The Fund 15

STATEMENT OF INVESTMENTS (continued)

a Variable rate security—interest rate subject to periodic change.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c Variable rate demand note—rate shown is the interest rate in effect at September 30, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

The Fund 17

STATEMENT OF INVESTMENTS (continued)

†	Based on total investments.
d	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund 19

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2013

See notes to financial statements.

STATEMENT OF OPERATIONS

Year Ended September 30, 2013

See notes to financial statements.

The Fund 21

STATEMENT OF CHANGES IN NET ASSETS

a	Effective July 1, 2013, the fund commenced offering ClassY shares.
b	During the period ended September 30, 2013, 2,712 Class C shares representing $63,079 were exchanged for
2,714 Class A shares.
See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

a	From March 31, 2009 (commencement of initial offering) to September 30, 2009.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
See notes to financial statements.

a	From March 31, 2009 (commencement of initial offering) to September 30, 2009.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
See notes to financial statements.

The Fund 25

FINANCIAL HIGHLIGHTS (continued)

a	The fund commenced offering three classes of shares on March 31, 2009.The existing shares were redesignated as
Class I shares.
b	Based on average shares outstanding at each month end.
See notes to financial statements.

a	Effective July 1, 2013, the fund commenced offering ClassY shares.
b	Based on average shares outstanding.
c	Not annualized.
d	Annualized.
See notes to financial statements.

The Fund 27

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus/Standish Intermediate Tax Exempt Bond Fund (the “fund”) is a separate diversified series of Dreyfus Investment Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series, including the fund.The fund’s investment objective is to seek a high level of interest income exempt from federal income tax, while preserving shareholders’ capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

At a meeting held on April 24-25, 2013, the Trust’s Board of Trustees (the “Board”) approved, effective July 1, 2013 for the fund to offer Class Y shares.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and ClassY. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear a Distribution and/or Shareholder Service Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class I shares are offered without a front-end sales charge or CDSC. Class Y shares are sold at net asset value per share to certain investors, including certain institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of September 30, 2013, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the outstanding Class Y shares of the fund.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investment s relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are categorized within Level 2 of the fair value hierarchy

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2013 in valuing the fund’s investments:

At September 30, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium

The Fund 31

NOTES TO FINANCIAL STATEMENTS (continued)

on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended September 30, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended September 30, 2013, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended September 30, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At September 30, 2013, the components of accumulated earnings on a tax basis were as follows: undistributed tax-exempt income $4,862, accumulated capital losses $43,405 and unrealized appreciation $4,378,907.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010

(“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to September 30, 2013. The fund has $43,405 of post-enactment short-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal periods ended September 30, 2013 and September 30, 2012 were as follows: tax-exempt income $3,313,701 and $3,473,208, ordinary income $208,429 and $342,590, and long-term capital gains $504,540 and $1,164,341, respectively.

During the period ended September 30, 2013, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization adjustments, the fund decreased accumulated undistributed investment income-net by $4,526, increased accumulated net realized gain (loss) on investments by $4,753 and decreased paid-in capital by $227. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 10, 2012, the unsecured credit facility with Citibank, N.A. was $225 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended September 30, 2013, the fund did not borrow under the Facilities.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 3—Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with the Manager, the investment advisory fee is computed at the annual rate of .40% of the value of the funds average daily net assets and is payable monthly. The Manager has contractually agreed from October 1, 2012 through July 1, 2014, for Class A, Class C and Class I shares and from July 1, 2013 through July 1, 2014 for ClassY shares, to waive receipt of its fees and assume the expenses of the fund so that the direct expenses of the fund (excluding of Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .45% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $213,470 during the year ended September 30, 2013.

The fund has an Accounting and Administration Agreement (the “Administration Agreement”) with Dreyfus, whereby Dreyfus performs administrative and accounting services for the fund. The fund has agreed to compensate Dreyfus for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as for related facilities and equipment.The fee is based on the fund’s average daily net assets and computed at the following annual rates: .06% of the first $500 million, .04% of the next $500 million and .02% in excess of $1 billion.

In addition, after applying any expense limitations or fee waivers that reduce the fees paid to Dreyfus for this service, Dreyfus has contractually agreed in writing to waive any remaining fees for this service to the extent that they exceed both Dreyfus’ costs in providing these services and a reasonable allocation of the costs incurred by Dreyfus and its affiliates related to the support and oversight of these services. The fund also reimburses Dreyfus for the out-of-pocket expenses incurred in performing this service for the fund. Pursuant to the Administration Agreement, the fund was charged $81,703 during the period ended September 30, 2013.

During the period ended September 30, 2013, the Distributor retained $626 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended September 30, 2013, Class C shares were charged $14,599 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at the annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2013, Class A and Class C shares were charged $16,467 and $4,866, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer

The Fund 35

NOTES TO FINANCIAL STATEMENTS (continued)

agency services for the fund and cash management services related to fund subscriptions and redemptions. During the period ended September 30, 2013, the fund was charged $7,051 for transfer agency services and $164 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $20.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended September 30, 2013, the fund was charged $11,340 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing certain cash management services related to fund subscriptions and redemptions. During the period ended September 30, 2013, the fund was charged $83 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended September 30, 2013, the fund was charged $9,045 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $42,989, Distribution Plan fees $1,174, Shareholder Services Plan fees $1,790, custodian fees $4,229, Chief Compliance Officer fees $6,948 and transfer agency fees $2,180, which are offset against an expense reimbursement currently in effect in the amount of $32,504.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended September 30, 2013, amounted to $47,587,024 and $46,624,208, respectively.

At September 30, 2013, the cost of investments for federal income tax purposes was $125,455,422; accordingly, accumulated net unrealized appreciation on investments was $4,378,907, consisting of $4,819,017 gross unrealized appreciation and $440,110 gross unrealized depreciation.

NOTE 5—Subsequent Event

At a meeting held on October 30 & 31, 2013, the Board approved of changing the name of the fund to Dreyfus Tax Sensitive Total Return Bond Fund, effective on or about February 21, 2014 (the “Effective Date”).The Board also has approved, subject to shareholder approval, to change the fund’s investment objective and investment strategy. If approved by shareholders, as of the Effective Date, the fund will seek high after-tax total return.To pursue this goal, the fund normally will invest at least 80% of its net assets, plus any borrowings for investment purposes, in bonds (or other instruments with similar economic characteristics. The fund will normally invest at least 65% of its net assets in municipal bonds that provide income exempt from federal personal income tax.The Board also approved, subject to shareholder approval, Standish Mellon Asset Management Company, LLC, an affiliate of Dreyfus, to serve as the fund’s sub-adviser and the implementation of a “manager of managers” approach to enable Dreyfus to hire and replace sub-advisers in the future that are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined in the Act, of Dreyfus’ ultimate parent company, which is BNY Mellon, without shareholder approval. The Board also has approved, subject to shareholder approval, changing the fund’s sub-classification from a “diversified” fund to a “non-diversified” fund.A special meeting of shareholders will be held on or about February 13, 2014 to approve these proposals and, if approved, the proposals would become effective on the Effective Date. For more information about the above-referenced proposals and other changes to the fund, please see November 1, 2013 Supplement to Summary Prospectus and Statutory Prospectus dated July 1, 2013, which was sent to shareholders under separate cover.

The Fund 37

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders
Dreyfus Investment Funds

We have audited the accompanying statement of assets and liabilities of Dreyfus/Standish Intermediate Tax Exempt Bond Fund (the “Fund”), a series of Dreyfus Investment Funds, including the statement of investments, as of September 30, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus/Standish IntermediateTax Exempt Bond Fund as of September 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
November 27, 2013

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during its fiscal year ended September 30, 2013 as “exempt-interest dividends” (not generally subject to regular federal income tax).The fund reports the maximum amount allowable but not less than $.0846 per share as a capital gain dividend in accordance with Section 852(b)(3)(C) of the Internal Revenue Code.The fund reports the maximum amount allowable but not less than $.0350 per share as a short-term capital gain dividend in accordance with Sections 871(k)(2) and 881(e) of the Internal Revenue Code.Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2013 calendar year on Form 1099-DIV, which will be mailed in early 2014.

The Fund 39

BOARD MEMBERS INFORMATION (Unaudited)

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

The Fund 41

OFFICERS OF THE FUND (Unaudited)

The Fund 43

NOTES

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
14	Statement of Assets and Liabilities
15	Statement of Operations
16	Statement of Changes in Net Assets
18	Financial Highlights
21	Notes to Financial Statements
34	Report of Independent Registered Public Accounting Firm
35	Important Tax Information
36	Board Members Information
38	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus/The Boston
Company Emerging
Markets Core Equity Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

This annual report for Dreyfus/The Boston Company Emerging Markets Core Equity Fund covers the 12-month period from October 1, 2012, through September 30, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Improving global economic conditions drove developed stock markets higher over much of the reporting period. Europe appeared to put the worst of its sovereign debt and banking crises behind it, and Japan embarked on a new economic course designed to reflate its long-stagnant domestic economy. However, the world’s emerging markets struggled with the effects of local economic slowdowns. As a result, equity market returns varied widely from one country to another over the past 12 months.

We currently expect global economic conditions to continue to improve in 2014, with stronger growth in many developed countries fueled by past and continuing monetary ease. The emerging markets seem poised for moderate economic expansion despite recently negative investor sentiment. In the United States, we anticipate accelerating growth supported by the fading drags of tighter federal fiscal policies and downsizing on the state and local levels. For more information on how these observations may affect your investments, we encourage you to speak with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
October 15, 2013

2

DISCUSSION OF FUND PERFORMANCE

For the period of October 1, 2012, through September 30, 2013, as provided by Sean P. Fitzgibbon and Jay Malikowski, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended September 30, 2013, Dreyfus/The Boston Company Emerging Markets Core Equity Fund’s Class A shares produced a total return of 3.99%, Class C shares returned 3.21%, and Class I shares returned 4.23%.1 In comparison, the fund’s benchmark, the Morgan Stanley Capital International Emerging Markets Index (the “MSCI EM Index”), produced a total return of 0.98% for the same period.2

Gains posted early in the reporting period by emerging equity markets were offset by later declines as economic concerns took their toll. The fund produced higher returns than its benchmark, mainly due to successful stock selections in the industrials and energy sectors.

Effective on or about January 31, 2014, the fund’s name will be changed to “Dreyfus Diversified Emerging Markets Fund” and Dreyfus will implement changes to the fund’s investment strategy, which are designed to provide exposure to various portfolio managers and investment strategies that focus on investing in equity securities of emerging market issuers. For more information on these and other changes to the fund, please see the November 1, 2013 Supplement to Summary Prospectus and Statutory prospectus dated February 1, 2013, a copy of which was sent to shareholders under separate cover.

The Fund’s Investment Approach

The fund seeks long-term growth of capital.To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of companies that are located in foreign countries represented in the MSCI EM Index. The fund may invest up to 20% of its net assets in fixed income securities and may invest in preferred stocks of any credit quality if common stocks of the relevant company are not available.The fund employs a “bottom-up” investment approach, which emphasizes individual stock selection.

Emerging Markets Lagged Developed Nations

The emerging markets generally rallied along with developed markets over the first several months of the reporting period when investors responded to improved global

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

economic trends, including waning fears of a “hard landing” for China’s economy. However, economic data reported by China, Brazil, India, and other developing nations over subsequent months proved disappointing, sparking a flight of investment capital to more developed countries. In addition, earnings growth among corporations in the emerging markets fell well short of analysts’ expectations. Consequently, market declines over the spring and summer of 2013 erased almost all of the emerging markets’ previous gains.

Stock market declines were especially severe in late May and June, when investors reacted negatively to comments from Federal Reserve Board chairman Ben Bernanke that U.S. monetary policymakers were likely to begin backing away from a quantitative easing program involving monthly purchases of $85 billion of U.S. government securities. These remarks caused the U.S. dollar to strengthen, further eroding emerging-markets returns for U.S. residents. Markets mostly stabilized over the summer as investors refocused on country and company fundamentals, enabling the benchmark to end the reporting period close to where it began.

Stock Selections Buoyed Relative Results

The fund’s relative performance was bolstered by successful security selections in the industrials sector. For example, Bangkok-based international airport operator Airports of Thailand more than doubled in value in response to increased tourism and higher air traffic volumes. In Turkey, defense contractor Aselsan Elektronik Sanayi Ve Ticaret rallied from an attractive valuation after winning new business from the Turkish government.We sold the fund’s position in Aselsan after it climbed to a richer valuation. The fund also scored a number of successes in the energy sector. Chinese oil producer China Petroleum & Chimical, Cl. H benefited from a more favorable government regulatory environment as investors gained greater confidence in the company’s earnings. In addition, the fund initially held none of the Chinese coal companies that suffered from sharply lower commodity prices. However, we later established positions in some coal producers after their stocks had declined to oversold levels. Likewise, the fund did not participate in steep declines posted by Brazilian oil company Petroleo Brasileiro Petrobras, but we established a position in the stock after it reached a compelling valuation.

Disappointments during the reporting period were primarily concentrated in the information technology sector, where the fund’s exposure to the smartphone supply chain proved vulnerable to moderating sales expectations. For example, South Korean electronic parts maker PARTRON, which makes the cameras used in smartphones,

4

lost substantial value during the reporting period. Conversely, the fund did not own some of the stronger performing Chinese Internet stocks, which we regarded as too richly valued. To a lesser extent, the fund suffered shortfalls in the financials sector, where underweighted exposure to Chinese banks weighed on relative results. However, the impact of lagging Chinese banks was largely offset by gains in other financials sector positions, such as Mexico’s Grupo Financiero Banorte, Cl. O.

Finding Opportunities Among Attractively Valued Stocks

Although we currently expect market volatility to persist in the emerging markets over the near term due to ongoing economic uncertainty and upcoming elections in a number of countries, we recognize that recent market weakness has created attractive valuations among fundamentally sound companies. We have identified a number of opportunities in the consumer discretionary sector, particularly among automakers serving an expanding middle class of consumers. We also have found ample opportunities meeting our investment criteria in the health care sector in nations where health care spending is on the rise.

October 15, 2013

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.
Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
The fund’s performance will be influenced by political, social and economic factors affecting investments in foreign
companies.These special risks include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged.
Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.
1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s returns reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through February 1, 2015, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 SOURCE: LIPPER INC. – Reflects reinvestment of net dividends and, where applicable, capital gain distributions.
The Morgan Stanley Capital International (MSCI) Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity performance in global emerging markets.The index consists of select designated MSCI emerging market national indices. MSCI Indices reflect investable opportunities for global investors by taking into account local market restrictions on share ownership by foreigners.
Investors cannot invest directly in any index.

The Fund 5

FUND PERFORMANCE

† Source: Lipper Inc.
†† The total return figures presented for Class A and Class C shares of the fund reflect the performance of the fund’s
Class I shares for the period prior to 3/31/09 (the inception date for Class A and Class C shares), adjusted to reflect the applicable sales load for Class A shares.
Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in each of the Class A, Class C and Class I shares of
Dreyfus/The Boston Company Emerging Markets Core Equity Fund on 7/10/06 (inception date) to a $10,000 investment made in the Morgan Stanley Capital International Emerging Markets Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes.The Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity performance in global emerging markets. Unlike a mutual fund, the
Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.These factors can contribute to the Index potentially outperforming the fund. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.
6

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
† The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
†† The total return performance figures presented for Class A and Class C shares of the fund reflect the performance of the fund’s Class I shares for the period prior to 3/31/09 (the inception date for Class A and Class C shares), adjusted to reflect the applicable sales load for Class A shares.
††† The Index date is based on the life of Class I shares. For comparative purposes, the value of the Index as of the month end 6/30/06 is used as the beginning value on 7/10/06 (the inception date for Class I shares).

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus/The Boston Company Emerging Markets Core Equity Fund from April 1, 2013 to September 30, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

† Expenses are equal to the fund’s annualized expense ratio of 1.60% for Class A, 2.35% for Class C and 1.35%
for Class I, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS

September 30, 2013

The Fund 9

STATEMENT OF INVESTMENTS (continued)

10

The Fund 11

STATEMENT OF INVESTMENTS (continued)

12

ADR—American Depository Receipts
ETF—Exchange Traded Funds
GDR—Global Depository Receipts
a Non-income producing security.
b The valuation of this security has been determined in good faith by management under the direction of the Board of
Trustees.At September 30, 2013, the value of this security amounted to $45,602 or 1.3% of net assets.
c Investment in affiliated money market mutual fund.

† Based on net assets.
See notes to financial statements.

The Fund 13

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2013

See notes to financial statements.

14

STATEMENT OF OPERATIONS

Year Ended September 30, 2013

See notes to financial statements.

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS

16

a	During the period ended September 30, 2013, 1,256 Class C shares representing $26,182 were exchanged for
1,200 Class A shares.
See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

a	From March 31, 2009 (commencement of initial offering) to September 30, 2009.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
See notes to financial statements.

18

a	From March 31, 2009 (commencement of initial offering) to September 30, 2009.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)

a	The fund commenced offering three classes of shares on March 31, 2009.The existing shares were redesignated as
Class I shares.
b	Based on average shares outstanding at each month end.
See notes to financial statements.

20

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus/The Boston Company Emerging Markets Core Equity Fund (the “fund”) is a separate diversified series of Dreyfus Investment Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series, including the fund. The fund’s investment objective is to seek long-term growth of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C and Class I. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class I shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly.

22

GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

24

The following is a summary of the inputs used as of September 30, 2013 in valuing the fund’s investments:

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

At September 30, 2012, $23,580 of exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy pursuant to the fund’s fair valuation procedures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended September 30, 2013 were as follows:

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code

26

of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended September 30, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended September 30, 2013, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended September 30, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At September 30, 2013, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $38,332, accumulated capital losses $759,912 and unrealized appreciation $263,298.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to September 30, 2013.The fund has $650,204

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

of post-enactment short-term capital losses and $109,708 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal periods ended September 30, 2013 and September 30, 2012 were as follows: ordinary income $0 and $65,109, and long-term capital gains $0 and $870,012, respectively.

During the period ended September 30, 2013, as a result of permanent book to tax differences, primarily due to the tax treatment for foreign currency gains and losses and passive foreign investment companies, the fund decreased accumulated undistributed investment income-net by $4,329 and increased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 10, 2012, the unsecured credit facility with Citibank, N.A. was $225 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended September 30, 2013, the fund did not borrow under the Facilities.

NOTE 3—Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with the Manager, the investment advisory fee is computed at the annual rate of 1.10% of the value of the fund’s average daily net assets and is payable monthly.The

28

Manager has agreed from October 1, 2012 through February 1, 2015 to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of the fund (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings, acquired fund fees and extraordinary expenses) do not exceed 1.35% of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $177,316 during the period ended September 30, 2013.

The fund has an Accounting and Administration Agreement (the “Administration Agreement”) with Dreyfus, whereby Dreyfus performs administrative, accounting and recordkeeping services for the fund. The fund has agreed to compensate Dreyfus for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is based on the fund’s average daily net assets and computed at the following annual rates: .10% of the first $500 million, .065% of the next $500 million and .02% in excess of $1 billion.

In addition, after applying any expense limitations or fee waivers that reduce the fees paid to Dreyfus for this service, Dreyfus has contractually agreed in writing to waive any remaining fees for this service to the extent that they exceed both Dreyfus’ costs in providing these services and a reasonable allocation of the costs incurred by Dreyfus and its affiliates related to the support and oversight of these services. The fund also reimburses Dreyfus for the out-of-pocket expenses incurred in performing this service for the fund. Pursuant to the Administration Agreement, the fund was charged $4,365 during the period ended September 30, 2013.

During the period ended September 30, 2013, the Distributor retained $25 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)

the period ended September 30, 2013, Class C shares were charged $670 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at the annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2013, Class A and Class C shares were charged $315 and $223, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and cash management services related to fund subscriptions and redemptions. During the period ended September 30, 2013, the fund was charged $1,354 for transfer agency

30

services and $28 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $4.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. During the period ended September 30, 2013 the fund was charged $60,220 pursuant to the custody agreement.

The fund compensatesThe Bank of NewYork Mellon under a cash management agreement for performing certain cash management services related to fund subscriptions and redemptions. During the period ended September 30, 2013, the fund was charged $15 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended September 30, 2013, the fund was charged $9,045 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $3,200, Distribution Plan fees $46, Shareholder Services Plan fees $43, custodian fees $16,080, Chief Compliance Officer fees $6,948 and transfer agency fees $867, which are offset against an expense reimbursement currently in effect in the amount of $16,650.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to exceptions, including redemptions made through the use of the fund’s exchange privilege. During the period ended September 30, 2013, redemption fees charged and retained by the fund amounted to $153.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended September 30, 2013, amounted to $2,904,487 and $3,902,969, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended September 30, 2013 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. At September 30, 2013, there were no forward contracts outstanding.

The following summarizes the average market value of derivatives outstanding during the period ended September 30, 2013:

32

At September 30, 2013, the cost of investments for federal income tax purposes was $3,316,107; accordingly, accumulated net unrealized appreciation on investments was $263,202, consisting of $581,321 gross unrealized appreciation and $318,119 gross unrealized depreciation.

NOTE 5—Subsequent Event:

At a meeting held on October 30 & 31, 2013, the Board approved of changing the name of the fund to Dreyfus Diversified Emerging Markets Fund, effective on or about January 31, 2014 (the “Effective Date”).As of the Effective Date, Dreyfus will also implement changes to the fund’s investment strategy pursuant to which Dreyfus will allocate the fund’s assets among emerging market equity strategies employed by sub-advisers and other investment companies (“underlying funds”). Dreyfus currently intends to allocate the fund’s assets among emerging market equity strategies employed by one or more underlying funds and, subject to shareholder approval, The Boston Company Asset Management, LLC (“TBCAM”) and Mellon Capital Management Corporation (“Mellon Capital”), each an affiliate of Dreyfus. Subject to shareholder approval, TBCAM and Mellon Capital would serve as the fund’s sub-advisers and the fund would implement a “manager to managers” approach to enable Dreyfus to hire and replace sub-advisers in the future that are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined in the Act, of Dreyfus’ ultimate parent company, which is BNY Mellon, without shareholder approval).A special meeting of shareholders will be held on or about January 23, 2014 to approve these proposals and, if approved, the proposals would become effective on the Effective Date. For more information about the above-referenced proposals and other changes to the fund, please see the November 1, 2013 Supplement to Summary Prospectus and Statutory Prospectus dated February 1, 2013, which was sent to shareholders under separate cover.

The Fund 33

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders
Dreyfus Investment Funds

We have audited the accompanying statement of assets and liabilities of Dreyfus/The Boston Company Emerging Markets Core Equity Fund (the “Fund”), a series of Dreyfus Investment Funds, including the statement of investments, as of September 30, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or period in the five-year period then ended.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus/The Boston Company Emerging Markets Core Equity Fund as of September 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or period in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
November 27, 2013

34

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund elects to provide each shareholder with their portion of the fund’s income sourced from foreign countries and taxes paid from foreign countries.The fund reports the maximum amount allowable but not less than $127,727 as income sourced from foreign countries for the fiscal year ended September 30, 2013 in accordance with Section 853(c)(2) of the Internal Revenue Code and also the fund reports the maximum amount allowable but not less than $12,301 as taxes paid from foreign countries for the fiscal year ended September 30, 2013 in accordance with Section 853(a) of the Internal Revenue Code. Where required by federal tax law rules, shareholders will receive notification of their proportionate share of foreign sourced income and foreign taxes paid for the 2013 calendar year with Form 1099-DIV which will be mailed in early 2014.

The Fund 35

BOARD MEMBERS INFORMATION (Unaudited)

36

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

The Fund 37

OFFICERS OF THE FUND (Unaudited)

38

The Fund 39

NOTES

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
7	UnderstandingYour Fund’s Expenses
7	ComparingYour Fund’s Expenses With Those of Other Funds
8	Statement of Investments
14	Statement of Assets and Liabilities
15	Statement of Operations
16	Statement of Changes in Net Assets
17	Financial Highlights
19	Notes to Financial Statements
29	Report of Independent Registered Public Accounting Firm
30	Important Tax Information
31	Information About the Renewal of the Fund’s Investment Advisory and Administration Agreements
37	Board Members Information
39	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus/The Boston
Company Small Cap
Growth Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

This annual report for Dreyfus/The Boston Company Small Cap Growth Fund covers the 12-month period from October 1, 2012, through September 30, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Improved U.S. economic conditions drove stock prices higher over much of the reporting period, enabling several major stock market indices to reach new record highs during the spring of 2012. However, expectations of higher long-term interest rates and a less aggressively stimulative monetary policy subsequently caused equities to give back a portion of their gains. Nonetheless, stocks across most capitalization ranges and investment styles produced strong results for the reporting period overall.

We currently expect U.S. economic conditions to continue to improve in 2014, with accelerating growth supported by the fading drags of tighter federal fiscal policies and downsizing on the state and local levels. Moreover, inflation is likely to remain muted, so monetary policy can remain stimulative. Globally, we anticipate stronger growth in many developed countries due to past and continuing monetary ease, while emerging markets seem poised for moderate economic expansion despite recently negative investor sentiment. For more information on how these observations may affect your investments, we encourage you to speak with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
October 15, 2013

2

DISCUSSION OF FUND PERFORMANCE

For the period of October 1, 2012, through September 30, 2013, as provided by Todd W. Wakefield, CFA, and Robert C. Zeuthen, CFA, Primary Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended September 30, 2013, Dreyfus/The Boston Company Small Cap Growth Fund’s Class I shares produced a total return of 30.20%.1 In comparison, the fund’s benchmark, the Russell 2000® Growth Index (the “Index”), produced a total return of 33.07% for the same period.2 The fund’s Class Y shares produced a total return of 10.59% for the period since its inception of July 1, 2013, through September 30, 2013.

Small-cap stocks rallied over the reporting period as investors responded positively to improving economic data. While the fund participated substantially in the market’s gains, it lagged its benchmark due to shortfalls in the information technology sector.

The Fund’s Investment Approach

The fund seeks long-term growth of capital. To pursue its goal, the fund normally invests at least 80% of its net assets in equity securities of small-cap U.S. companies with total market capitalizations equal to or less than that of the largest company in the Index. When choosing stocks, we seek to identify high-quality, small-cap companies that are experiencing or are expected to experience rapid current or expected earnings or revenue growth. We employ fundamental research to identify companies with attractive characteristics, such as strong business and competitive positions, solid cash flows and balance sheets, high-quality management and high sustainable growth. We also may invest in companies that our research indicates will experience accelerating revenues and expanding operating margins.

Recovering Economy Fueled Market Gains

The reporting period began near the outset of a sustained stock market rally driven by improved U.S. employment and housing market data. Investors were particularly encouraged by a new round of quantitative easing from the Federal Reserve Board (the “Fed”). Improving conditions in overseas markets also contributed to greater investor optimism.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Economic data continued to improve, and stocks generally continued to rally, through the spring of 2013. By mid-May, several broad measures of stock market performance reached new record highs. In late May, relatively hawkish remarks by Fed chairman Ben Bernanke were widely interpreted as a signal that U.S. monetary policymakers would back away from their quantitative easing program sooner than expected, sparking heightened volatility that erased some of the market’s previous gains. Equity markets generally stabilized over the summer when investors returned their focus to company and market fundamentals. Despite the prospect of a U.S. government shutdown at the end of the month, stocks advanced strongly in September when the Fed refrained from tapering its bond purchasing program.

In this environment, small-cap stocks produced higher returns than their midcap and large-cap counterparts, and growth stocks fared better than more value-oriented stocks.

Technology Stocks Dampened Otherwise Strong Results

Although the fund gained substantial value during the reporting period, its results compared to the benchmark were undermined by disappointments in the information technology sector. Mobile advertising company Millennial Media declined when a recent acquisition was viewed skeptically by investors, and on-demand software provider Responsys reduced future earnings forecasts due to pricing pressures. In addition, cloud-based solutions provider Brightcove issued lower-than-expected earnings guidance despite relatively strong quarterly results. Earnings disappointments hurt the stock prices of Wi-Fi solutions specialist RuckusWireless, enterprise networking company Aruba Networks, and integrated networking solutions provider Radware.

The fund achieved better results in other areas. Relative performance was especially robust in the energy sector, where independent oil and natural gas producer Diamondback Energy benefited from ample low-risk development opportunities, solid growth prospects, and strong operational execution. Exploration-and-production company PDC Energy achieved robust results from drilling in the Utica shale formation. Unconventional resources developer Oasis Petroleum exceeded analysts’ expectations and raised its earnings guidance. Seismic data specialist Geospace Technologies responded well to strong demand for its instruments.

4

In the materials sector, which ranked as one of the greater laggards in the benchmark, the fund benefited from underweighted exposure to metals-and-mining companies. Instead, we focused on companies such as KapStone Paper and Packaging and specialty chemicals producer Flotek Industries, both of which gained value as investors responded positively to strategic acquisitions during the reporting period.

Finding Ample Growth Opportunities

We currently expect the U.S. economic recovery to persist despite risks posed by political infighting in Congress and a likely shift by the Fed to a more moderately accommodative monetary policy. Moreover, our bottom-up stock selection process has continued to identify growing companies that appear poised for higher stock prices. We have found a number of opportunities in the industrials sector, particularly among staffing agencies, companies in the aerospace supply chain, and businesses leveraged to a recovering housing market. Conversely, relatively few stocks have met our investment criteria in the materials sector due to sluggish demand from the emerging markets, prompting us to focus on commodities producers serving the U.S. market.

October 15, 2013

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.
Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
The prices of small company stocks tend to be more volatile than the prices of large company stocks, mainly because these companies have less established and more volatile earnings histories.They also tend to be less liquid than larger company stocks.
1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The fund’s return reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through February 28, 2014. Had these expenses not been absorbed, the fund’s return would have been lower.
2 SOURCE: LIPPER INC. — The Russell 2000 Growth Index is an unmanaged index, which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.
The total return figure cited for this index assumes change in security prices and reinvestment of dividends, but does not reflect the costs of managing a mutual fund. Investors cannot invest directly in any index.

The Fund 5

FUND PERFORMANCE

† Source: Lipper Inc.
†† The total return figures presented for ClassY shares of the fund reflect the performance of the fund’s Class I shares for the period prior to 7/1/13 (the inception date for ClassY shares).
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The above graph compares a $10,000 investment made in each of the Class I and ClassY shares of Dreyfus/The
Boston Company Small Cap Growth Fund on 9/30/03 to a $10,000 investment made in the Russell 2000 Growth
Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested.
On April 24, 2013, the Board authorized the fund to offer ClassY shares, as a new class of shares, to certain investors, including certain institutional investors. On July 1, 2013, ClassY shares were offered at net asset value and are not subject to certain fees, including Distribution Plan and Shareholder Services Plan fees.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses.The Index is an unmanaged index that measures the performance of those Russell 2000 companies (the 2,000 smallest companies in the
Russell 3000 Index) with higher price-to-book ratios and higher forecasted growth values. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.These factors can contribute to the Index potentially outperforming the fund. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.
††† The total return performance figures presented for ClassY shares of the fund reflect the performance of the fund’s
Class I shares for the period prior to 7/1/13 (the inception date for ClassY shares).

6

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus/The Boston Company Small Cap Growth Fund from April 1, 2013 to September 30, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

†	From July 1, 2013 (commencement of initial offering) to September 30, 2013 for ClassY shares.
††	Expenses are equal to the fund’s annualized expense ratio of .95% for Class I, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses are equal to the fund’s annualized expense ratio of .95% for ClassY, multiplied by the average account value over the period, multiplied by
	91/365 (to reflect the actual days in the period)	.
†††	Please note that while ClassY shares commenced operations on July 1, 2013, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability.This projection assumes that annualized expense ratios were in effect during the period April 1, 2013 to September 30, 2013.
††††	Expenses are equal to the fund’s annualized expense ratio of .95% for Class I and .95% for ClassY, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

The Fund 7

STATEMENT OF INVESTMENTS

September 30, 2013

8

The Fund 9

STATEMENT OF INVESTMENTS (continued)

10

The Fund 11

STATEMENT OF INVESTMENTS (continued)

12

ADR—American Depository Receipts
ETF—Exchange Traded Funds
a Non-income producing security.
b Security, or portion thereof, on loan.At September 30, 2013, the value of the fundís securities on loan was
$5,961,397 and the value of the collateral held by the fund was $6,506,553.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

† Based on net assets.
See notes to financial statements.

The Fund 13

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2013

See notes to financial statements.

14

STATEMENT OF OPERATIONS

Year Ended September 30, 2013

See notes to financial statements.

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS

a Effective July 1, 2013, the fund commenced offering ClassY shares.
See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

a	Effective September 1, 2009, the fund’s shares were redesignated as Class I shares.
b	Based on average shares outstanding at each month end.
See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

a	From July 1, 2013 (commencement of initial offering) to September 30, 2013.
b	Based on average shares outstanding.
c	Not annualized.
d	Annualized.
See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus/The Boston Company Small Cap Growth Fund (the “fund”) is a separate diversified series of Dreyfus Investment Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series, including the fund.The fund’s investment objective is to seek long-term growth of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

At a meeting held on April 24-25, 2013, the Trust’s Board of Trustees (the “Board”) approved, effective July 1, 2013 for the fund to offer Class Y shares.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class I and ClassY. Class I shares are sold primarily to bank trust departments and other financial service providers (includingThe Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class I shares are offered without a front-end sales charge or a contingent deferred sales charge. Class Y shares are sold at net asset value per share to certain investors, including certain institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

As of September 30, 2013, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the outstanding Class Y shares of the fund.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

20

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securi-

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

ties and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2013 in valuing the fund’s investments:

22

†	See Statement of Investments for additional detailed categorizations.

At September 30, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities.The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

and the collateral. During the period ended September 30, 2013,The Bank of New York Mellon earned $17,730 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended September 30, 2013 were as follows:

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable pro visions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

24

As of and during the period ended September 30, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended September 30, 2013, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended September 30, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At September 30, 2013, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $3,731,922, undistributed capital gains $20,532,670 and unrealized appreciation $28,201,829.

The tax character of distributions paid to shareholders during the fiscal periods ended September 30, 2013 and September 30, 2012 were as follows: long-term capital gains $12,618,690 and $2,982,294, respectively.

During the period ended September 30, 2013, as a result of permanent book to tax differences, primarily due to the tax treatment for net operating losses and real estate investment trusts, the fund increased accumulated undistributed investment income-net by $247,279 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 10, 2012, the unsecured credit facility with Citibank, N.A. was $225 million. In connection therewith, the fund has agreed to pay

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended September 30, 2013 was approximately $203,800 with a related weighted average annualized interest rate of 1.12%.

NOTE 3—Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with the Manager, the investment advisory fee is computed at the annual rate of .80% of the value of the fund’s average daily net assets and is payable monthly. The Manager has contractually agreed, from February 14, 2013 through February 28, 2014 for Class I shares and from July 1, 2013 through February 28, 2014 for Class Y shares, to waive receipt of its fees and/or assume the expenses of the fund, so that the direct annual fund’s operating expenses (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .95% of the value of the average daily net assets of Class I and Class Y shares. The reduction in expenses, pursuant to the undertaking, amounted to $68,605 during the period ended September 30, 2013.

The fund has an Accounting and Administration Agreement (the “Administration Agreement”) with Dreyfus, whereby Dreyfus performs administrative and accounting services for the fund.The fund has agreed to compensate Dreyfus for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities and equipment. The fee is based on the fund’s average daily net assets and computed at the following annual rates: .06% of the first $500 million, .04% of the next $500 million and .02% in excess of $1 billion.

26

In addition, after applying any expense limitations or fee waivers that reduce the fees paid to Dreyfus for this service, Dreyfus has contractually agreed in writing to waive any remaining fees for this service to the extent that they exceed both Dreyfus’ costs in providing these services and a reasonable allocation of the costs incurred by Dreyfus and its affiliates related to the support and oversight of these services.The fund also reimburses Dreyfus for the out-of-pocket expenses incurred in performing this service for the fund. Pursuant to the Administration Agreement, the fund was charged $70,139 during the period ended September 30, 2013.

(b) The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and cash management services related to fund subscriptions and redemptions. During the period ended September 30, 2013, the fund was charged $24,854 for transfer agency services and $1,203 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $145.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended September 30, 2013, the fund was charged $29,423 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing certain cash management services related to fund subscriptions and redemptions. During the period

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

ended September 30, 2013, the fund was charged $625 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $3.

During the period ended September 30, 2013, the fund was charged $9,045 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $68,663, custodian fees $8,862, Chief Compliance Officer fees $6,948 and transfer agency fees $5,783, which are offset against an expense reimbursement currently in effect in the amount of $25,351.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended September 30, 2013, amounted to $139,721,621 and $198,903,531, respectively.

At September 30, 2013, the cost of investments for federal income tax purposes was $82,722,137; accordingly, accumulated net unrealized appreciation on investments was $28,201,829, consisting of $29,304,269 gross unrealized appreciation and $1,102,440 gross unrealized depreciation.

28

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
Dreyfus Investment Funds

We have audited the accompanying statement of assets and liabilities of Dreyfus/The Boston Company Small Cap Growth Fund (the “Fund”), a series of Dreyfus Investment Funds, including the statement of investments, as of September 30, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus/The Boston Company Small Cap Growth Fund as of September 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
November 27, 2013

The Fund 29

IMPORTANT TAX INFORMATION (Unaudited)

The fund reports the maximum amount allowable but not less than $5.8740 per share as a capital gain dividend in accordance with Section 852(b)(3)(C) of the Internal Revenue Code.

30

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S INVESTMENT ADVISORY AND
ADMINISTRATION AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on July 24-25, 2013, the Board considered the renewal of the fund’s Investment Advisory Agreement pursuant to which Dreyfus provides the fund with investment advisory services (the “Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

The Fund 31

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
ADVISORY AND ADMINISTRATION AGREEMENTS (Unaudited) (continued)

The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended June 30, 2013, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for the one- and two-year periods, below the Performance Group and Performance Universe medians for the three-, four- and five-year periods and at the Performance Group and Performance Universe medians for the ten-year period. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

Dreyfus representatives reminded the Board of the portfolio management changes in April 2013, when Todd Wakefield and Robert Zeuthen became the primary portfolio managers of the fund, and discussed with the Board the investment style and strategy being used

32

by the fund’s portfolio managers to identify, select and sell stocks and the role of fundamental analysis in selecting and selling stocks. Dreyfus representatives noted that the fund’s performance for the one-, two-and three-month periods ended June 30, 2013 ranked in the second, first and first quartile, respectively, of the fund’s Performance Group and was in the second quartile of the Performance Group and Performance Universe for the one- and two-year periods. Despite the improved short-term performance, the Board expressed its concern with the fund’s overall performance. The Board noted the recent portfolio manager changes and that it was expected to take some time for the new portfolio managers to favorably affect longer-term performance. Dreyfus representatives agreed to keep the Board apprised at upcoming meetings of steps being taken in an effort to further improve fund performance.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was above the Expense Group and Expense Universe medians and the fund’s total expenses were below the Expense Group and Expense Universe medians.

Dreyfus representatives noted that Dreyfus had contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until July 31, 2013, so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings, acquired fund fees and extraordinary expenses) did not exceed 0.95% of the fund’s average daily net assets. Dreyfus representatives and the Board agreed that the waiver would be continued until February 28, 2014.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid

The Fund 33

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
ADVISORY AND ADMINISTRATION AGREEMENTS (Unaudited) (continued)

to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or

34

decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. In addition, Dreyfus representatives noted that the fund had been generally closed to new investors from July 6, 2007 until November 1, 2012, at which time the fund re-opened to new investors. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board agreed to continue to closely monitor performance and determined to approve renewal of the Agreement through April 4, 2014.

• The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Fund 35

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
ADVISORY AND ADMINISTRATION AGREEMENTS (Unaudited) (continued)

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined that renewal of the Agreement through April 4, 2014 was in the best interests of the fund and its shareholders.

36

BOARD MEMBERS INFORMATION (Unaudited)

The Fund 37

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

38

OFFICERS OF THE FUND (Unaudited)

The Fund 39

OFFICERS OF THE FUND (Unaudited) (continued)

40

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
7	Understanding Your Fund’s Expenses
7	Comparing Your Fund’s Expenses With Those of Other Funds
8	Statement of Investments
14	Statement of Assets and Liabilities
15	Statement of Operations
16	Statement of Changes in Net Assets
17	Financial Highlights
18	Notes to Financial Statements
28	Report of Independent Registered Public Accounting Firm
29	Important Tax Information
30	Board Members Information
32	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus/The Boston
Company Small Cap
Value Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

This annual report for Dreyfus/The Boston Company Small CapValue Fund covers the 12-month period from October 1, 2012, through September 30, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Improved U.S. economic conditions drove stock prices higher over much of the reporting period, enabling several major stock market indices to reach new record highs during the spring of 2012. However, expectations of higher long-term interest rates and a less aggressively stimulative monetary policy subsequently caused equities to give back a portion of their gains. Nonetheless, stocks across most capitalization ranges and investment styles produced strong results for the reporting period overall.

We currently expect U.S. economic conditions to continue to improve in 2014, with accelerating growth supported by the fading drags of tighter federal fiscal policies and downsizing on the state and local levels. Moreover, inflation is likely to remain muted, so monetary policy can remain stimulative. Globally, we anticipate stronger growth in many developed countries due to past and continuing monetary ease, while emerging markets seem poised for moderate economic expansion despite recently negative investor sentiment. For more information on how these observations may affect your investments, we encourage you to speak with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
October 15, 2013

2

DISCUSSION OF FUND PERFORMANCE

For the period of October 1, 2012, through September 30, 2013, as provided by Joseph M. Corrado and CFA, Stephanie K. Brandaleone, CFA, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended September 30, 2013, Dreyfus/The Boston Company Small CapValue Fund produced a total return of 29.92%.1 In comparison, the fund’s benchmark, the Russell 2000 Value Index (the “Index”), produced a total return of 27.04% for the same period.2

Small-cap stocks rallied strongly over the reporting period as investors responded to improving economic data. The fund produced higher returns than its benchmark, primarily due to successful security selections in the consumer discretionary and financials sectors.

The Fund’s Investment Approach

The fund seeks long-term growth of capital. To pursue its goal, the fund normally invests at least 80% of its net assets in equity securities of small-cap U.S. companies with market capitalizations that are equal to or less than the total market capitalization of the largest company in the Index. We use fundamental research and qualitative analysis to select stocks and look for companies with strong competitive positions, high-quality management, and financial strength. We use a consistent three-step fundamental research process to evaluate the stocks, consisting of valuation, which is to identify small-cap companies that are considered to be attractively priced relative to their earnings potential; fundamentals, which is to verify the strength of the underlying business position; and catalyst, which is to identify a specific event that has the potential to cause the stocks to appreciate in value.

Recovering Economy Fueled Market Gains

The reporting period began near the outset of a sustained stock market rally driven by improved U.S. employment and housing market data, and the launch of a new round of quantitative easing by the Federal Reserve Board (the “Fed”). Improving conditions in overseas markets also contributed to greater investor optimism.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Economic data continued to improve through the spring of 2013, driving several measures of stock market performance to new record highs. In late May, remarks by Fed chairman Ben Bernanke were widely interpreted as a signal that U.S. monetary policymakers would back away from their quantitative easing program sooner than expected, sparking heightened volatility that erased some of the market’s previous gains. Equity markets stabilized over the summer when investors returned their focus to company and market fundamentals. Despite concerns regarding an impending federal government shutdown, stocks surged in September when the Fed delayed tapering its quantitative easing program.

Strong Stock Selections Fueled Fund Outperformance

The fund achieved strong absolute and relative returns over the reporting period, with particularly robust performance within the consumer discretionary sector. The fund fared well with overweighted exposure as the sector ranked as the benchmark’s top performing segment. The fund also scored successful stock selections in the sector. Apparel manufacturer Warnaco Group was acquired by PVH Corp. during the reporting period at a substantial premium to its stock price at the time. Footwear maker Deckers Outdoor gained value in the midst of engineering a business turnaround, as evidenced by better-than-expected earnings and sell-through rates. Recreational vehicles manufacturerThor Industries advanced after posting strong sales growth and expanding profit margins. Investors responded positively when media company Sinclair Broadcast Group shifted the focus of its acquisition strategy to smaller markets.

The fund also saw strong relative returns in the financials sector. Online broker E*TRADE Financial profited from increased trading volumes and the positive impact of recovering housing markets on its loan portfolio. The fund’s relative performance also benefited from underweighted exposure to real estate investment trusts (“REITs”), which declined from rich valuations during the reporting period. Commercial bank Western Alliance Bancorp gained value as the economic and credit environments improved.

The fund encountered some stock selection shortfalls in the industrials sector. Wheels-and-tires producer Titan International failed to meet earnings expectations for fundamental improvement, prompting its elimination from the portfolio. Freight and

4

logistics company Atlas Air Worldwide Holdings was hurt by weaker-than-expected revenues and sluggish growth in air cargo volumes. Aerospace and defense contractor AeroVironment, which manufactures unmanned aircraft for the military, announced disappointing quarterly earnings stemming from reduced government spending.

Finding Opportunities Among Attractively Valued Stocks

We currently expect heightened market volatility to persist due to ongoing fiscal uncertainty, which may temporarily hurt companies that rely on government spending. However, these short-term challenges appear unlikely to tarnish what we believe to be a positive long-term outlook for equities.

After strong gains over the past two years, selectivity has become more critical to success in the small-cap market. Investor skepticism about near-term earnings prospects has led to particularly attractive valuations in some areas, and the fund ended the reporting period with overweighted exposure to the consumer discretionary, information technology, and health care sectors. On the other hand, investor demand for higher yielding stocks has elevated valuations for many consumer staples companies, utilities, and REITs, resulting in underweighted positions in those areas.

October 15, 2013

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.
Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Small companies carry additional risks because their earnings and revenues tend to be less predictable, and their share prices more volatile than those of larger, more established companies.The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund’s ability to sell these securities.
1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain
distributions.The Russell 2000 Value Index is an unmanaged index, which measures the performance of those
Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

The Fund 5

FUND PERFORMANCE

† Source: Lipper Inc.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The above graph compares a $10,000 investment made in Class I shares of Dreyfus/The Boston Company Small Cap
Value Fund on 9/30/03 to a $10,000 investment made in the Russell 2000 Value Index (the “Index”) on that date.
All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses.The Index is an unmanaged index, which measures the performance of those Russell 2000 companies (the 2,000 smallest companies in the
Russell 3000 Index) with lower price-to-book ratios and lower forecasted growth values. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.These factors can contribute to the Index potentially outperforming the fund. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus/The Boston Company Small CapValue Fund from April 1, 2013 to September 30, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

† Expenses are equal to the fund’s annualized expense ratio of 1.00% for Class I, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

The Fund 7

STATEMENT OF INVESTMENTS

September 30, 2013

8

The Fund 9

STATEMENT OF INVESTMENTS (continued)

10

The Fund 11

STATEMENT OF INVESTMENTS (continued)

12

ETF—Exchange-Traded Fund
a Non-income producing security.
b Security, or portion thereof, on loan.At September 30, 2013, the value of the fund’s securities on loan was
$21,948,170 and the value of the collateral held by the fund was $22,653,083.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

† Based on net assets.
See notes to financial statements.

The Fund 13

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2013

See notes to financial statements.

14

STATEMENT OF OPERATIONS

Year Ended September 30, 2013

See notes to financial statements.

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS

See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

a	Effective September 1, 2009, the fund’s shares were redesignated as Class I shares.
b	Based on average shares outstanding at each month end.
See notes to financial statements.

The Fund 17

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus/The Boston Company Small CapValue Fund (the “fund”) is a separate diversified series of Dreyfus Investment Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series, including the fund. The fund’s investment objective is to seek long-term growth of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.

Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Service Plan fees. Class I shares are offered without a front-end sales charge or a contingent deferred sales charge.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

18

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

20

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2013 in valuing the fund's investments:

†	See Statement of Investments for additional detailed categorizations.

At September 30, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities.The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended September 30, 2013,The Bank of New York Mellon earned $49,723 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended September 30, 2013 were as follows:

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends

22

from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable pro visions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended September 30, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended September 30, 2013, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended September 30, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At September 30, 2013, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $22,874,875, undistributed capital gains $33,418,036 and unrealized appreciation $95,625,021.

The tax character of distributions paid to shareholders during the fiscal periods ended September 30, 2013 and September 30, 2012 were as follows: ordinary income $3,868,537 and $1,739,010, and long-term capital gains $3,735,635 and $0, respectively.

During the period ended September 30, 2013, as a result of permanent book to tax differences, primarily due to the tax treatment for real

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

estate investment trusts and recognition of book to tax differences resulting from prior year fund restructure, the fund decreased accumulated undistributed investment income-net by $496,295, increased accumulated net realized gain (loss) on investments by $500,771 and decreased paid-in capital by $4,476. Net assets and net asset value per share were not affected by this reclassification.

(f) Accounting Pronouncement: In January 2013, FASB issued Accounting Standards Update No. 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, which replaced Accounting Standards Update No. 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to enforceable master netting arrangements (“MNA”) or similar agreements. Management is currently evaluating the application of ASU 2013-01 and its impact on the fund’s financial statements.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 10, 2012, the unsecured credit facility with Citibank, N.A. was $225 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

24

The average amount of borrowings outstanding under the Facilities during the period ended September 30, 2013 was approximately $552,100 with a related weighted average annualized interest rate of 1.14%.

NOTE 3—Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an investment advisory agreement with the Manager, the investment advisory fee is computed at the annual rate of .80% of the fund’s average daily net assets and is payable monthly.

The fund has an Accounting and Administration Agreement (the “Administration Agreement”) with Dreyfus, whereby Dreyfus performs administrative and accounting services for the fund. The fund has agreed to compensate Dreyfus for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities and equipment. The fee is based on the fund’s average daily net assets and computed at the following annual rates: .06% of the first $500 million, .04% of the next $500 million and .02% in excess of $1 billion.

In addition, after applying any expense limitations or fee waivers that reduce the fees paid to Dreyfus for this service, Dreyfus has contractually agreed in writing to waive any remaining fees for this service to the extent that they exceed both Dreyfus’ costs in providing these services and a reasonable allocation of the costs incurred by Dreyfus and its affiliates related to the support and oversight of these services.The fund also reimburses Dreyfus for the out-of-pocket expenses incurred in performing this service for the fund. Pursuant to the Administration Agreement, the fund was charged $124,500 during the period ended September 30, 2013.

(b) The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and cash management services related to fund subscriptions and redemptions. During the period ended September 30, 2013, the fund was charged $30,397 for transfer agency services and $326 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $43.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended September 30, 2013, the fund was charged $62,425 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing certain cash management services related to fund subscriptions and redemptions. During the period ended September 30, 2013, the fund was charged $191 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $1.

During the period ended September 30, 2013, the fund was charged $9,045 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $251,527, custodian fees $17,951, Chief Compliance Officer fees $6,948 and transfer agency fees $7,655.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

26

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended September 30, 2013, amounted to $326,541,035 and $503,780,676, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended September 30, 2013 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk as a result of changes in value of underlying financial instruments.The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations.There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default.At September 30, 2013, there were no financial futures outstanding.

At September 30, 2013, the cost of investments for federal income tax purposes was $314,732,199; accordingly, accumulated net unrealized appreciation on investments was $95,625,021, consisting of $99,729,761 gross unrealized appreciation and $4,104,740 gross unrealized depreciation.

The Fund 27

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of Dreyfus Investment Funds

We have audited the accompanying statement of assets and liabilities of Dreyfus/The Boston Company Small Cap Value Fund (the “Fund”), a series of Dreyfus Investment Funds, including the statement of investments, as of September 30, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or period in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus/The Boston Company Small CapValue Fund as of September 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or period in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
November 27, 2013

28

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund reports the maximum amount allowable, but not less than $3,868,537 as ordinary income dividends paid during the year ended September 30, 2013 as qualified dividend income in accordance with Section 854(b)(1)(B) of the Internal Revenue Code.Also, the fund reports the maximum amount allowable but not less than 51.29% of ordinary income dividends paid during the year ended September 30, 2013 as eligible for the corporate dividends received deduction provided under Section 243 of the Internal Revenue Code in accordance with Section 854(b)(1)(A) of the Internal Revenue Code. Shareholders will receive notification in early 2014 of the percentage applicable to the preparation of their 2013 income tax returns.The fund reports the maximum amount allowable but not less than $.2156 per share as a capital gain dividend in accordance with Section 852(b)(3)(C) of the Internal Revenue Code.The fund reports the maximum amount allowable but not less than $0.0039 per share as a short-term capital gain dividend in accordance with Sections 871(k)(2) and 881(e) of the Internal Revenue Code.

The Fund 29

BOARD MEMBERS INFORMATION (Unaudited)

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Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

The Fund 31

OFFICERS OF THE FUND (Unaudited)

32

The Fund 33

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
8	UnderstandingYour Fund’s Expenses
8	ComparingYour Fund’s Expenses With Those of Other Funds
9	Statement of Investments
14	Statement of Assets and Liabilities
15	Statement of Operations
16	Statement of Changes in Net Assets
18	Financial Highlights
22	Notes to Financial Statements
34	Report of Independent Registered Public Accounting Firm
35	Important Tax Information
36	Board Members Information
38	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus/The Boston
Company Small/Mid Cap
Growth Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

This annual report for Dreyfus/The Boston Company Small/Mid Cap Growth Fund covers the 12-month period from October 1, 2012, through September 30, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Improved U.S. economic conditions drove stock prices higher over much of the reporting period, enabling several major stock market indices to reach new record highs during the spring of 2012. However, expectations of higher long-term interest rates and a less aggressively stimulative monetary policy subsequently caused equities to give back a portion of their gains. Nonetheless, stocks across most capitalization ranges and investment styles produced strong results for the reporting period overall.

We currently expect U.S. economic conditions to continue to improve in 2014, with accelerating growth supported by the fading drags of tighter federal fiscal policies and downsizing on the state and local levels. Moreover, inflation is likely to remain muted, so monetary policy can remain stimulative. Globally, we anticipate stronger growth in many developed countries due to past and continuing monetary ease, while emerging markets seem poised for moderate economic expansion despite recently negative investor sentiment. For more information on how these observations may affect your investments, we encourage you to speak with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
October 15, 2013

2

DISCUSSION OF FUND PERFORMANCE

For the period of October 1, 2012, through September 30, 2013, as provided by Todd W. Wakefield, CFA, and Robert C. Zeuthen, CFA, Primary Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended September 30, 2013, Dreyfus/The Boston Company Small/Mid Cap Growth Fund’s Class A shares produced a total return of 28.73%, Class C shares returned 27.54%, and Class I shares returned 29.03%.1 In comparison, the fund’s benchmark, the Russell 2500® Growth Index (the “Index”), produced a total return of 31.95% for the same period.2 The fund’s Class Y shares produced a total return of 10.78% for the period since its inception of July 1, 2013, through September 30, 2013.

Small- and mid-cap growth stocks rallied over the reporting period as investors responded positively to improving economic data. While the fund participated substantially in the market’s gains, it lagged its benchmark due to shortfalls in the information technology sector.

The Fund’s Investment Approach

The fund seeks long-term growth of capital.To pursue its goal, the fund normally invests at least 80% of its net assets in equity securities of small-cap and mid-cap U.S. companies with market capitalizations equal to or less than the total market capitalization of the largest company in the Index.When choosing stocks, we seek to identify high-quality small-cap and mid-cap companies with rapid current or expected earnings or revenue growth.We employ fundamental research to identify companies with attractive characteristics, such as strong business and competitive positions, solid cash flows and balance sheets, high-quality management and high sustainable growth.We also may invest in companies that our research indicates will experience accelerating revenues and expanding operating margins.

Recovering Economy Fueled Market Gains

The reporting period began near the outset of a sustained stock market rally driven by improved U.S. employment and housing market data. Investors were particularly

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

encouraged by a new round of quantitative easing from the Federal Reserve Board (the “Fed”). Improving conditions in overseas markets also contributed to greater investor optimism.

Economic data continued to improve, and stocks generally continued to rally, through the spring of 2013. By mid-May, several broad measures of stock market performance reached new record highs. In late May, relatively hawkish remarks by Fed chairman Ben Bernanke were widely interpreted as a signal that U.S. monetary policymakers would back away from their quantitative easing program sooner than expected, sparking volatility that erased some of the market’s previous gains. Equity markets generally stabilized over the summer when investors returned their focus to company and market fundamentals. Despite the looming prospect of a U.S. government shutdown, stocks advanced strongly in September when the Fed refrained from tapering its bond purchasing program.

Technology Stocks Dampened Otherwise Strong Results

Although the fund gained substantial value during the reporting period, its relative performance was undermined by disappointments in the information technology sector. Mobile advertising company Millennial Media declined when a recent acquisition was viewed skeptically by investors. Cloud computing specialist Rackspace Hosting and enterprise networking company Aruba Networks encountered intensifying competitive pressures. Application delivery networking specialist F5 Networks struggled with concerns about its virtualization technology in an environment of anemic capital spending. Social business software developer Jive Software reported disappointing billings stemming from sales execution issues. In other areas, energy services provider QEP Resources suffered with weak quarterly results, and revenues at Alexion Pharmaceuticals fell short of expectations.

The fund achieved better results in other areas. Relative performance was especially robust in the materials sector, which ranked as one of the greater laggards in the benchmark, as metals fabricator Reliance Steel & Aluminum gained value amid rising demand from non-residential construction projects. The fund’s investments in the consumer discretionary sector also fared relatively well. Movie studio Lions Gate Entertainment reported strong results in its television, home video, and international sales units, and animated film producer DreamWorks Animation SKG exceeded

4

earnings expectations due to strong revenues and expanding profit margins.Among retailers, health and wellness products seller GNC Holdings benefited from new pricing initiatives and the launch of a new customer loyalty discount program. Automotive parts seller LKQ Corp. gained market share amid strong North American demand. In the health care sector, hospitals operator Universal Health Services achieved strong results from its behavioral centers, and psychiatric inpatient services provider Acadia Healthcare benefited from strong operational execution and a more favorable regulatory environment.

Finding Ample Growth Opportunities

We currently expect the U.S. economic recovery to persist despite risks posed by political infighting in Congress and a likely shift by the Fed to a more moderately accommodative monetary policy. Moreover, our bottom-up stock selection process has continued to identify growing companies that appear poised for gains.We have found a number of opportunities in the industrials sector, particularly among staffing agencies, companies in the aerospace supply chain, and businesses leveraged to a recovering housing market. Conversely, relatively few stocks have met our investment criteria in the materials sector due to sluggish demand from the emerging markets, prompting us to focus on commodities producers serving the U.S. market.

October 15, 2013

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.
Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Small and midsize companies carry additional risks because their earnings and revenues tend to be less predictable, and their share prices more volatile, than those of larger more established companies.
1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER INC. — The Russell 2500 Growth Index is an unmanaged index that measures the performance of those Russell 2500 companies (the 2,500 smallest companies in the Russell 3000 Index, which is composed of the 3,000 largest U. S. companies based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values. The total return figure cited for this index assumes change in security prices and reinvestment of dividends, but does not reflect the costs of managing a mutual fund. Investors cannot invest directly in any index.

The Fund 5

FUND PERFORMANCE

† Source: Lipper Inc.
†† The total return figures presented for Class A and Class C shares of the fund reflect the performance of the fund’s
Class I shares for the period prior to 3/31/09 (the inception date for Class A and Class C shares), adjusted to reflect the applicable sales load for Class A shares.
The total return figures presented for ClassY shares of the fund reflect the performance of the fund’s Class I shares for the period prior to 7/1/13 (the inception date for ClassY shares).
Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in each of the Class A, Class C, Class I and ClassY shares of
Dreyfus/The Boston Company Small/Mid Cap Growth Fund on 9/30/03 to a $10,000 investment made in the
Russell 2500 Growth Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested.
On April 24, 2013, the Board authorized the fund to offer ClassY shares, as a new class of shares, to certain investors, including certain institutional investors. On July 1, 2013, ClassY shares were offered at net asset value and are not subject to certain fees, including Distribution Plan and Shareholder Services Plan fees.
The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes.The Index is an unmanaged index that measures the performance of those Russell 2500 companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.These factors can contribute to the Index potentially outperforming the fund. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial
Highlights section of the prospectus and elsewhere in this report.

6

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
†	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
††	The total return performance figures presented for Class A and Class C shares of the fund reflect the performance of the fund’s Class I shares for the period prior to 3/31/09 (the inception date for Class A and Class C shares), adjusted to reflect the applicable sales load for Class A shares.
The total return performance figures presented for ClassY shares of the fund reflect the performance of the fund’s
Class I shares for the period prior to 7/1/13 (the inception date for ClassY shares).

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus/The Boston Company Small/Mid Cap Growth Fund from April 1, 2013 to September 30, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

†	From July 1, 2013 (commencement of initial offering) to September 30, 2013 for ClassY shares.
††	Expenses are equal to the fund’s annualized expense ratio of 1.02% for Class A, 1.90% for Class C and .75%
for Class I, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses are equal to the fund’s annualized expense ratio of .72% for ClassY, multiplied by the average account value over the period, multiplied by 91/365 (to reflect the actual days in the period).
†††	Please note that while ClassY shares commenced operations on July 1, 2013, the Hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability.This projection assumes that annualized expense ratios were in effect during the period April 1, 2013 to September 30, 2013.
††††	Expenses are equal to the fund’s annualized expense ratio of 1.02% for Class A, 1.90% for Class C, .75% for
Class I and .72 for ClassY, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS

September 30, 2013

The Fund 9

STATEMENT OF INVESTMENTS (continued)

10

The Fund 11

STATEMENT OF INVESTMENTS (continued)

12

ETF—Exchange-Traded Fund
a Non-income producing security.
b Security, or portion thereof, on loan.At September 30, 2013, the value of the fund’s securities on loan was
$53,421,696 and the value of the collateral held by the fund was $54,771,773.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

† Based on net assets.
See notes to financial statements.

The Fund 13

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2013

See notes to financial statements.

14

STATEMENT OF OPERATIONS

Year Ended September 30, 2013

See notes to financial statements.

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS

16

a	Effective July 1, 2013, the fund commenced offering ClassY shares.
b	Includes redemption-in-kind amounting to $71,300,269.
c	During the period ended September 30, 2013, 6,859 Class C shares representing $110,285 were exchanged for
6,557 Class A shares.
See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

a	From March 31, 2009 (commencement of initial offering) to September 30, 2009.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
See notes to financial statements.

18

a	From March 31, 2009 (commencement of initial offering) to September 30, 2009.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)

a	The fund changed to a multiple class fund on March 31, 2009.The existing shares were redesignated as Class I shares.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
See notes to financial statements.

20

a	From July 1, 2013 (commencement of initial offering) to September 30, 2013.
b	Based on average shares outstanding.
c	Not annualized.
d	Annualized.
See notes to financial statements.

The Fund 21

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus/The Boston Company Small/Mid Cap Growth Fund (the “fund”) is a separate diversified series of Dreyfus Investment Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series, including the fund.The fund’s investment objective is to seek long-term growth of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

At a meeting held on April 24-25, 2013, the Trust’s Board of Trustees (the “Board”) approved, effective July 1, 2013, for the fund to offer Class Y shares.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and ClassY. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear a Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class I shares are offered without a front-end sales charge or CDSC. Class Y shares are sold at net asset value per share to certain investors, including certain

22

institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of September 30, 2013, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the Class Y shares of the fund.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open

24

short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

The following is a summary of the inputs used as of September 30, 2013 in valuing the fund’s investments:

†	See Statement of Investments for additional detailed categorizations.

At September 30, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities.The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of

26

New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended September 30, 2013,The Bank of New York Mellon earned $87,784 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended September 30, 2013 were as follows:

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended September 30, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended September 30, 2013, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended September 30, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At September 30, 2013, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $22,993,672, undistributed capital gains $59,445,235, accumulated capital losses $16,952,800 and unrealized appreciation $177,450,373.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to September 30, 2013. As a result of the fund’s April 29, 2010 merger with Dreyfus Discovery Fund, capital losses of $16,952,800 are available to offset future gains, if any. Based

28

on certain provisions in the Code, the amount of losses which can be utilized in subsequent years is subject to an annual limitation. This acquired capital loss will expire in fiscal year 2016.

The tax character of distributions paid to shareholders during the fiscal periods ended September 30, 2013 and September 30, 2012 were as follows: ordinary income $16,761,795 and $1,503,681, and long-term capital gains $33,565,599 and $38,850,928, respectively.

During the period ended September 30, 2013, as a result of permanent book to tax differences, primarily due to the tax treatment for net operating losses, real estate investment trusts and gains from redemption-in-kind, the fund increased accumulated undistributed investment income-net by $853,272, decreased accumulated net realized gain (loss) on investments by $14,869,722 and increased paid-in capital by $14,016,450. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 10, 2012, the unsecured credit facility with Citibank, N.A. was $225 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended September 30, 2013 was approximately $25,800 with a related weighted average annualized interest rate of 1.14%.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 3—Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an investment advisory agreement with the Manager, the investment advisory fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.

The fund has an Accounting and Administration Agreement (the “Administration Agreement”) with Dreyfus, whereby Dreyfus performs administrative and accounting services for the fund. The fund has agreed to compensate Dreyfus for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as for related facilities and equipment. The fee is based on the fund’s average daily net assets and computed at the following annual rates: .06% of the first $500 million, .04% of the next $500 million and .02% in excess of $1 billion.

In addition, after applying any expense limitations or fee waivers that reduce the fees paid to Dreyfus for this service, Dreyfus has contractually agreed in writing to waive any remaining fees for this service to the extent that they exceed both Dreyfus’ costs in providing these services and a reasonable allocation of the costs incurred by Dreyfus and its affiliates related to the support and oversight of these services.The fund also reimburses Dreyfus for the out-of-pocket expenses incurred in performing this service for the fund. Pursuant to the Administration Agreement, the fund was charged $124,496 during the period ended September 30, 2013.

During the period ended September 30, 2013, the Distributor retained $7,243 from commissions earned on sales of the fund’s Class A shares and $21 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended September 30, 2013, Class C shares were charged $24,824 pursuant to the Distribution Plan.

30

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2013, Class A and Class C shares were charged $390,555 and $8,275, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and cash management services related to fund subscriptions and redemptions. During the period ended September 30, 2013, the fund was charged $115,114 for transfer agency services and $5,518 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $675.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (continued)

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended September 30, 2013, the fund was charged $61,417 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing certain cash management services related to fund subscriptions and redemptions. During the period ended September 30, 2013, the fund was charged $2,849 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $13.

During the period ended September 30, 2013, the fund was charged $9,045 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $392,976, Distribution Plan fees $3,795, Shareholder Services Plan fees $39,899, custodian fees $20,105, Chief Compliance Officer fees $6,948 and transfer agency fees $32,063.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended September 30, 2013, amounted to $857,350,809 and $892,571,266, respectively.

At September 30, 2013, the cost of investments for federal income tax purposes was $680,720,734; accordingly, accumulated net unrealized appreciation on investments was $177,450,373, consisting of $185,573,549 gross unrealized appreciation and $8,123,176 gross unrealized depreciation.

32

NOTE 5—Subsequent event:

At a meeting held on October 30 & 31, 2013, the Board approved, subject to shareholder approval,The Boston Company Asset Management, LLC, an affiliate of Dreyfus, to serve as the fund’s sub-adviser and the implementation of a “manager of managers” approach to enable Dreyfus to hire and replace sub-advisers in the future that are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined in the Act, as amended, of Dreyfus’ ultimate parent company, which is BNY Mellon, without shareholder approval. The Board also has approved, subject to shareholder approval, changing the fund’s sub-classification from a “diversified” fund to a “non-diversified” fund.A special meeting of shareholders will be held on or about February 13, 2014 to approve these three proposals and, if approved, the proposals would become effective on or about February 21, 2014.

The Fund 33

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders Dreyfus Investment Funds

We have audited the accompanying statement of assets and liabilities of Dreyfus/The Boston Company Small/Mid Cap Growth Fund (the “Fund”), a series of Dreyfus Investment Funds, including the statement of investments, as of September 30, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus/The Boston Company Small/Mid Cap Growth Fund as of September 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
November 27, 2013

34

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund reports the maximum amount allowable, but not less than $1,491,650 as ordinary income dividends paid during the year ended September 30, 2013 as qualified dividend income in accordance with Section 854(b)(1)(B) of the Internal Revenue Code.Also, the fund reports the maximum amount allowable but not less than 18.49% of ordinary income dividends paid during the year ended September 30, 2013 as eligible for the corporate dividends received deduction provided under Section 243 of the Internal Revenue Code in accordance with Section 854(b)(1)(A) of the Internal Revenue Code. Shareholders will receive notification in early 2014 of the percentage applicable to the preparation of their 2013 income tax returns.The fund reports the maximum amount allowable but not less than $.7990 per share as a capital gain dividend in accordance with Section 852(b)(3)(C) of the Internal Revenue Code.The fund reports the maximum amount allowable but not less than $.3990 per share as a short-term capital gain dividend in accordance with Sections 871(k)(2) and 881(e) of the Internal Revenue Code.

The Fund 35

BOARD MEMBERS INFORMATION (Unaudited)

36

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork
10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

The Fund 37

OFFICERS OF THE FUND (Unaudited)

38

The Fund 39

NOTES

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $208,030 in 2012 and $155,995 in 2013.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $35,120 in 2012 and $26,820 in 2013. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2012 and $0 in 2013.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $20,400 in 2012 and $15,580 in 2013. These services consisted of the review or preparation of U.S. federal, state, local and excise tax returns. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2012 and $0 in 2013.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2012 and $0 in 2013.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were  $0 in 2012 and $0 in 2013.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $11,233,025 in 2012 and $13,874,191 in 2013.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 25, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	November 25, 2013

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)